Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Principal Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b) Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Group. All inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Areas where management uses subjective judgement include, but are not limited to allowance for doubtful accounts, share-based compensation, deferred tax and uncertain tax position, valuation of convertible loans, useful lives of intangible assets and property and equipment, and impairment of long-lived assets, goodwill and long-term investments. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

Foreign currency

(d) Foreign currency

The functional currency of the Company and AnPac US is the United States dollar and its reporting currency is Renminbi (“RMB”). The functional currency of the Company’s PRC subsidiaries is the RMB as determined based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

The financial statements of the Company and AnPac US are translated from the functional currency to the reporting currency, RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of operations and comprehensive loss.

The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ deficit.

Convenience translation

(e) Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8972 on December 31, 2022, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal or use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Accounts receivable, net of allowance for doubtful accounts

(g) Accounts receivable, net of allowance for doubtful accounts

Accounts receivable are recorded at their invoiced amounts, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded when the collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence, including aging of the receivable, the customer’s payment history, its current creditworthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased. The Group regularly reviews the adequacy and appropriateness of the allowance for doubtful accounts.

Inventories

(h) Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories are determined using the first in first out method. The Group records inventory reserves for obsolete and slow-moving inventory.

Property and equipment

(i) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	3-5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations and comprehensive loss.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Long-term investments

(j) Long-term investments

The Group’s long-term investments include equity method investments and equity investments without readily determinable fair values.

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The share of earnings or losses of the investee are recognized in the consolidated statements of operations and comprehensive loss. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Group assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of operations and comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment.

For the year ended December 31, 2020, 2021 and 2022, the Group recognized an impairment on its equity investment in Jiangsu Anpac Health Management Co., Ltd. of RMB1,430, nil and nil, respectively. The equity investment in Jiangsu Anpac Health Management Co., Ltd was fully impaired as of December 31, 2020. For the years ended December 31, 2020, 2021 and 2022, the operation of Jiangsu Anpac Health Management Co., Ltd. was inactive.

Business combinations

(k) Business combinations

The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree’s current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Intangible assets

(l) Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over the estimated useful lives.

Intangible assets have estimated useful lives from the date of purchase as follows:

Category	Estimated useful life
Software	3-10 years
Medical license	15 years
Customer relationship	6.4 years

Land use right, net

(m) Land use right, net

All land in the PRC is owned by the PRC government. The PRC government may sell land use rights for a specified period of time. Land use rights represent lease prepayments to the PRC government and are carried at cost less accumulated amortization. Land use rights are amortized on a straight-line basis over the terms of the land use right of 50 years.

Goodwill

(n) Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets acquired less liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2021 arose from its business acquisition of Anpai Shanghai in 2021. Goodwill acquired in a business combination is not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist.

In accordance with ASC 350-20, Intangibles-Goodwill and Other, Goodwill, (“ASC 350-20”) the Group has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has one reporting unit for the year ended December 31, 2022. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described below is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired, and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

For the year ended December 31, 2020, the Group performed a qualitative assessment for the reporting unit. Based on the requirements of ASC 350-20, the Group evaluated all relevant qualitative and quantitative factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair value of the reporting unit was less than its carrying amount. Therefore, no goodwill impairment was recognized as of December 31, 2020.

For the year ended December 31, 2021, the Group performed the quantitative impairment test and determined that the fair value of goodwill acquired from the acquisition of Shiji (Hainan) Medical Technology Ltd. in fiscal 2017 is Nil. Therefore, the Group impaired the goodwill acquired from the acquisition of Shiji (Hainan) Medical Technology Ltd. of RMB2,223 for the year ended December 31, 2021.

For the year ended December 31, 2022, due to the slow development of Anpai Shanghai, the Group performed the quantitative impairment test for the reporting unit. In accordance with ASC 350-20, the Group recorded an impairment loss of RMB12,758 ($1,850) for the year ended December 31, 2022.

Impairment of Long-lived assets other than goodwill

(o) Impairment of Long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment and intangibles with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

Given no events or changes in circumstances indicating the carrying amount of long-lived assets may not be recovered through the related future net cash flows, the Group did not perform such an evaluation for the years ended December 31, 2020.

For the year ended December 31, 2021, due to the slow development of Shiji (Hainan) Medical Technology Ltd., the Group evaluated the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition and determined that the fair value of intangible assets of Shiji (Hainan) Medical Technology Ltd. was nil. Therefore, the Group impaired the intangible assets acquired from the acquisition of Shiji (Hainan) Medical Technology Ltd. of RMB3,828 for the year ended December 31, 2021.

For the year ended December 31, 2022, due to the slow development of Anpai Shanghai, the Group evaluated the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition and determined that the fair value of intangible assets of Anpai Shanghai was nil. Therefore, the Group impaired the intangible assets acquired from the acquisition of Anpai Shanghai of RMB7,911 (US$1,147) for the year ended December 31, 2022.

Fair value of financial instruments

(p) Fair value of financial instruments

The Group applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, accounts receivables, accounts payable, other receivables, other payables and short-term debt. The carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The Group elected the fair value option to account for its convertible loans. The Group engaged an independent valuation firm to perform the valuation. The fair value of the convertible loans as of December 31, 2021 and 2022 was RMB27,859 and RMB15 (US$2) calculated using the binomial tree model. The convertible loans are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of the convertible loans include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion. Refer to Note 11 for additional information.

As the inputs used in developing the fair value for level 3 instruments are unobservable, and require significant management estimate, a change in these inputs could result in a significant change in the fair value measurement.

The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2022:

	For the years ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Opening balance	2,232	27,859	4,039
New convertible loans issued	32,344	—	—
Conversion of other payable to convertible loan	4,534	—	—
Conversion of convertible loans	(20,110)	(27,739)	(4,022)
Loss (gain) on change in fair value of convertible loan	9,073	(144)	(21)
Other comprehensive income -foreign exchange translations	(214)	39	6
Total	27,859	15	2

Treasury share

(q) Treasury share

The Company accounts for treasury share using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid in capital (up to the amount credited to the additional paid in capital upon original issuance of the shares) and retained earnings.

Revenue recognition

(r) Revenue recognition

The Group derives its revenues principally from customers through the Group’s cancer screening and detection test and physical checkup package services. Revenue is recognized when the Group satisfies the performance obligations in an amount of consideration to which the Group expects to be entitled to in exchange for those services. The Group evaluates the presentation of revenue on a gross or net basis based on whether it controls the services provided to customers and is the principal (i.e., “gross”), or the Group arranges for other parties to provide the service to the customers and is an agent (i.e., “net”). The Group presents value-added taxes as a reduction from revenues.

Revenue from cancer screening and detection tests

Revenue from cancer screening and detection test are primarily generated through administration of the tests to the Group’s customer constituents, the Group’s cancer screening and detection tests based on CDA technology and other cancer screening and detection technologies, such as biomarker-based tests, to its customers (primarily corporations and life insurance companies). A contract exists when the master service agreement has been executed and the customer submitting a service request, which is a placed order. The Group’s contracts have a single performance obligation which is satisfied upon rendering the cancer screening and detection tests and delivery of the cancer screening and detection test results to the customer or the customer’s employees as well as individual policy holders. The Group acts as the principal as it controls the cancer screening and detection tests before it is transferred to the customer and records revenue on a gross basis at a point in time, when the cancer screening and detection test results are delivered to the customer. The Group accrues 5% of the revenue from cancer screening and detection tests as a warranty liability reserve which is included in accrued expenses and other current liabilities.

Revenue from physical checkup packages

The Group facilitates the procurement of physical checkup package services by corporations and life insurance companies for their employees and policy holders, respectively, from third-party physical checkup package service providers. The Group enters into contracts with corporations and life insurance companies and physical checkup service providers. The Group considers both the corporations and life insurance companies and the third-party physical checkup package service providers as its customers in this type of transaction. The Group’s performance obligation is to facilitate the corporations and life insurance companies and the third-party physical checkup package service providers to complete the purchase of physical checkup package services, which is not controlled by the Group prior to being transferred to the corporations and life insurance companies. The Group fulfills its performance obligation at a point in time when the employees and policy holders of corporations and life insurance companies, respectively, complete the physical checkups at which the Group records the net amount that it retains from such completed transaction as revenue.

The Group also enters into arrangements to deliver both cancer screening and detection tests and physical checkup package services. The Group is the principal for the cancer screening and detection tests and the agent for physical checkup package services. Revenues for cancer screening and detection tests and physical checkup are both recognized at a point in time when the performance obligation is satisfied upon delivery of the cancer screening and detection test results to the end customers and completion of physical checkup respectively. As the Group acts as both the principal and agent in the arrangement, the Group allocates the transaction price to each performance obligation on a relative stand-alone selling price basis.

Revenue from Technology services

The Group provides a series of technology services including but not limited to market research, designing, coding, developing, testing, etc. to a client for a contractual term of two years. As the series of services are an integral part of a project of which the goal is to enable the client to produce a cancer-treatment medical device, none of the mentioned services can be isolated and identified as a distinct performance obligation. The Group concluded that the combined services in the contract constitutes a single performance obligation. The contract price is fully allocated to the single performance obligation. Revenue from technology services is recognized over time. The Group uses input methods to measure the progress toward complete satisfaction of the performance obligation. Input methods measure progress based on resources consumed or efforts expended relative to total resources expected to be consumed or total efforts expected to be expended. The completion percentage is determined by costs incurred/total costs estimated to be incurred.

Retail revenue

The Group started its retail business of selling genetic testing kits and skin-care products in fiscal 2021. Customers pay upfront and the Group delivers the ordered products. Revenue is recognized at a point in time upon delivery.

All retail revenues are generated in the PRC.

Contract balances

The payment terms and conditions within the Group’s contracts vary by the type of services and customer.

Contract assets relate to the Group’s conditional right to consideration for completed performance obligations under the contract. Accounts receivable are recorded when the right to consideration becomes unconditional. The Group does not have contract assets for the periods presented.

In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

Contract liabilities represent considerations received from corporations, life insurance companies and technology services clients in advance of satisfying the Group’s performance obligations under the contract, which are presented in “advance from customers” in the consolidated balance sheets. The Group classifies contract liabilities as current based on the timing of when we expect to recognize revenue, which typically occurs within one year. Revenue recognized that was included in contract liabilities at the beginning of the period was RMB 1,248. RMB 330 and RMB 1,877 (US$ 272) for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, contract liabilities amounted to RMB4,174 and RMB4,956 (US$719), respectively.

PRC Value-Added Taxes (“VAT”) and surcharges

The services of the Group are subject to value-added taxes of 6%. Retail sales are subject to value-added taxes of 3% or 13%. The Group is subject to an education surtax and urban maintenance and construction tax, on the services provided in the PRC.

Practical expedients

The Group has applied the following practical expedients:

(i)	The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.
(ii)	The Group recognizes incremental costs to obtain a contract as expenses when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Disaggregation of revenue

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Cancer screening and detection tests	18,445	14,947	8,078	1,171
Physical checkup packages	2,064	1,654	1,574	228
Technology service	—	1,284	2,186	317
Retail revenue	—	101	206	30
Total revenues	20,509	17,986	12,044	1,746

Costs of revenues

(s) Costs of revenues

Costs of revenues consists of staff costs, outsourced testing costs, blood sample taking costs, medical consumable costs, share-based compensation, depreciation of CDA equipment, purchase cost of retail products.

Advertising expenditures

(t) Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses. For the years ended December 31, 2020, 2021 and 2022, the advertising expense amounted to RMB664, RMB515 and RMB423 (US$61) respectively.

Research and development expenses

(u) Research and development expenses

Research and development expenses primarily are comprised of costs incurred in performing research and development activities, including related personnel and consultant’s salaries, benefits, share-based compensation and related costs, raw materials and supplies for internally-developed product candidates and external costs of outside vendors engaged to conduct clinical development activities and trials. The Group expenses research and development expenses as they are incurred.

Government grants

(v) Government grants

Government grants include financial incentives in the form of cash subsidies that involve no conditions or continuing performance obligations of the Group. Government grants are recognized as other non-operating income upon receipt. For government grants related to assets in the form of land use rights, the government grants are recorded as deferred income when received. The deferred income is then recognized in other income, net in the consolidated statement of operations and comprehensive loss on a systematic basis over the useful life of the related asset. Government grants recognized in other income for the years ended December 31, 2020, 2021 and 2022 were RMB 7,541, RMB565 and RMB877 (US$127).

Leases

(w) Leases

The Company adopted ASU No. 2016-02—Leases (Topic 842) as of January 1, 2022, using a modified retrospective transition method permitted under ASU No. 2018-11. This transition approach provides a method for recording existing leases only at the date of adoption and does not require previously reported balances to be adjusted. In addition, we elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed us to carry forward the historical lease classification. Adoption of the new standard resulted in the recording of additional lease assets and lease liabilities on the consolidated balance sheets. The standard did not materially impact our consolidated net earnings and cash flows.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group accounts for lease and non-lease components separately. the Group has no finance leases for any of the periods presented.

Prior to the adoption of ASU No. 2016-02, leases were classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life, or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an occurrence of an obligation at the inception of the lease. The Group has no capital leases for the years ended December 31, 2021 and 2020.

Employee benefit expenses

(x) Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB1,645, RMB3,884 and RMB3,897 (US$565) for the years ended December 31, 2020, 2021 and 2022, respectively.

Share-based compensation

(y) Share-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

The Group has elected to recognize share-based compensation using the straight-line method for all share-based awards granted with graded vesting based on service conditions. The Group accounts for forfeitures as they occur in accordance with ASU No. 2016-09, Compensation — Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting. The Black-Scholes Model were applied in determining the estimated fair value of the options granted to employees and non-employees.

Income taxes

(z) Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of operations and comprehensive loss as income tax expenses.

For the years ended December 31, 2022, 2021 and 2020, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefits. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.

Comprehensive loss

(aa) Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation differences, and is presented in the consolidated statements of operations and comprehensive loss.

Segment reporting

(bb) Segment reporting

The Group’s Chief Executive Officers are the chief operating decision-makers that review the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment for the year ended December 31, 2022 in accordance with ASC 280, Segment Reporting. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and all the Group revenues are derived from within the PRC, no geographical segments are presented.

Loss per share

(cc) Loss per share

Loss per share is calculated in accordance with ASC 260, Earnings per Share. Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Group’s consolidated statements of operations and comprehensive loss.

The rights, including the liquidation and dividend rights, of the holders of our Class A and Class B ordinary shares are identical, except with respect to voting. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. For the years ended December 31, 2020, 2021 and 2022, the net loss per share amounts are the same for Class A and Class B common ordinary shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

The Group did not include share options, convertible debt and warrants in the computation of diluted earnings per share for the years ended December 31, 2020, 2021 and 2022, because those were anti-dilutive for loss per share.

Risks, Uncertainties and Concentrations

(dd) Risks, Uncertainties and Concentrations

COVID-19

Beginning in late 2019, an outbreak of a novel strain of coronavirus (COVID-19) first emerged in China and has spread globally. In March 2020, the World Health Organization (“WHO”) declared COVID-19 as a pandemic. Governments in affected countries imposed travel bans, quarantines and other emergency public health measures, which caused material disruption to businesses globally resulting in an economic slowdown.

A new COVID-19 subvariant (Omicron) outbreak hit China in March 2022, spreading more quickly and easily than previous strains. As a result, a new round of lockdowns, quarantines, and travel restrictions were imposed upon different provinces or cities in China by the relevant local government authorities. The Company temporarily closed its Shanghai office and suspended offline marketing activities on April 1, 2022 as well. As required by the local authorities in Shanghai, employees located in Shanghai worked remotely. Beginning June 1, 2022, the Company reopened its Shanghai office and resumed offline marketing activities. For the year ended December 31, 2022, the COVID-19 pandemic had an adverse impact on the Company’s financial positions and operating results. For the year ended December 31, 2022, the Company’s revenue decreased to RMB12,044 (US$1,746) from RMB17,986 for the year ended December 31, 2021.

Starting in December 2022, China announced an easing of its COVID-19 restriction policy. Authorities downgraded the management of COVID-19 from category A to category B and lifted the restriction measures related to the COVID-19 pandemic, such as the reduction in travel and tourists, conventions and business events, closures and restrictions on business operations. The reopening of China’s economy from the stringent COVID-19 restrictions is expected to boost economic growth in Asia and beyond, but management is unable at this time to determine the future impact of the COVID-19 pandemic on its future operations, financial condition, liquidity, and results of operations.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivables. As of December 31, 2021 and 2022, the aggregate amounts of cash and cash equivalents of RMB4,237 and RMB1,626 (US$236), respectively, were held at major financial institutions located in the PRC and RMB5,014 and RMB244 (US$35), respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. There is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each PRC bank.

Accounts receivables, unsecured and denominated in RMB, are exposed to credit risk. As of December 31, 2021, two customers accounted for 43% and 12% of total accounts receivables, respectively. As of December 31, 2022, three customers accounted for 24%, 16% and 16% of total accounts receivables. The risk is mitigated by credit evaluations the Group performs on its customers.

Business, customer, supplier, political and economic risks

The Group is in the early stages of development of its e-commerce food-related business and has a limited operating history. The recently acquired operations are subject to all of the risks inherent in the initial expenses, challenges, complications, and delays frequently encountered in connection with the formation of any new business.

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; intellectual property considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC. The Group is also reliant on contract manufacturers that manufacture key components of its CDA device used in its diagnostic testing.

For the year ended December 31, 2020, the Group had two customers that accounted for 29% and 15% of total revenues, respectively. For the year ended December 31, 2021, the Group had three customers that accounted for 36%, 17% and 11% of total revenues, respectively. For the year ended December 31, 2022, the Group had five customers that accounted for 30%, 18%, 15%, 14% and 13% of total revenues, respectively.

For the year ended December 31, 2020, the Group had four suppliers that accounted for 17%, 14%, 13% and 11% of total cost of revenues, respectively. For the year ended December 31, 2021, the Group had three suppliers that accounted for 11%, 11% and 10% of total cost of revenues, respectively. For the year ended December 31, 2022, the Group had four suppliers that accounted for 17%, 13%, 12% and 10% of total cost of revenues, respectively.

As of December 31, 2021, four suppliers accounted for 22%, 13%, 12%and 12% of total accounts payables, respectively. As of December 31, 2022, one supplier accounted for 50% of total accounts payables, respectively.

Currency convertibility risk

A significant portion of the Group’s expenses, assets and liabilities are denominated in RMB. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with relevant documents.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For U.S. dollar against RMB, there was depreciation of 6.3%, appreciation of 2.3% and depreciation of 8.2% in the years ended December 31, 2020, 2021 and 2022, respectively. It is difficult to predict how market forces or PRC or the U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

The functional currency and the reporting currency of the Company and AnPac US are the US$ and the RMB, respectively. Most of the revenues and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents and convertible loans (“CL”) are denominated in US$. It is difficult to predict how market forces or PRC or the U.S. government policy may impact the exchange rate between the Renminbi and the US$ in the future. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, revenues, earnings and financial position, and the value of any dividends payable on the ADS in US$.

Recent accounting pronouncements

(ff) Recent accounting pronouncements

The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. In November 2018, April 2019 and May 2019, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” “ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” “Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments,” and “ASU No. 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief,” which provided additional implementation guidance on the previously issued ASU. The ASU is effective for fiscal years beginning after Dec. 15, 2019 for public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC. All other entities, ASU No. 2016-13 is effective for fiscal years beginning after December 15, 2022. The Company adopted this update on January 1, 2023. The adoption has no material impact to the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. The guidance in this ASU eliminates certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. For public entities, the amendments in this Update are effective for fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendment is permitted. The Company adopted this guidance effective January 1, 2022. The adoption of the new guidance did not have a significant impact on its consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models will result in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 will be effective January 1, 2024, for our company. Early adoption is permitted. Management is currently evaluating the effect of the adoption of ASU 2020-06 on the consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements,” this ASU affects a wide variety of Topics in the Codification. They apply to all reporting entities within the scope of the affected accounting guidance. More specifically, this ASU, among other things, contains amendments that improve the consistency of the Codification by including all disclosure guidance in the appropriate Disclosure Section (Section 50). Many of the amendments arose because the FASB provided an option to give certain information either on the face of the financial statements or in the notes to financial statements and that option only was included in the Other Presentation Matters Section (Section 45) of the Codification. The option to disclose information in the notes to financial statements should have been codified in the Disclosure Section as well as the Other Presentation Matters Section (or other Section of the Codification in which the option to disclose in the notes to financial statements appears). Those amendments are not expected to change current practice. The amendments are effective for annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. Early application of the amendments is permitted for and varies based on the entity. The amendments should be applied retrospectively and at the beginning of the period that includes the adoption date. The Company adopted this update on January 1, 2023. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

In November 2021, the FASB issued Accounting Standards Update No 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance (“ASU 2021-10”). ASU 2021-10 requires additional disclosures regarding the nature of government assistance, the related accounting policy used to account for assistance, the affected line items and applicable amounts within the consolidated financial position and results of operations, and significant terms and conditions related to the assistance. Government assistance within the scope of ASC 832 includes assistance that is administered by domestic, foreign, local, state, national governments, as well as departments, independent agencies and intergovernmental organizations. The updated guidance increases transparency of government assistance including, 1) the type of assistance, 2) the entity’s accounting for assistance, and 3) the effect of assistance on the entity’s financial statements. The new standard is effective for fiscal years beginning after December 15, 2021. The Company adopted ASU 2021-10 effective January 1, 2022.